Inventories, Net - Summary of Inventories (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Inventory, Work in Process and Raw Materials [Abstract]
Raw materials	¥ 42,703	$ 6,014	¥ 87,428
Work in progress	5,258	741	7,586
Finished goods	21,059	2,966	35,307
Inventory, Net	¥ 69,020	$ 9,721	¥ 130,321